UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund:  BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings             New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 135.9%
Corporate — 2.8%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	$7,500	$8,502,450
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	3,150	3,542,963
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,076,840

		13,122,253
County/City/Special District/School District — 20.5%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	3,440	3,480,282
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	11,130	11,225,273
5.25%, 11/01/44	3,755	3,768,368
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/17 (a)	2,395	2,570,601
5.00%, 7/01/17 (a)	725	778,157
5.00%, 7/01/17 (a)	655	703,025
5.00%, 7/01/17 (a)	765	821,090
5.00%, 7/01/32	2,210	2,284,654
5.00%, 7/01/33	670	692,411
5.00%, 7/01/35	595	613,820
5.00%, 7/01/37	705	724,860
County of Essex New Jersey Improvement Authority, Refunding RB (NPFGC):
AMT, 4.75%, 11/01/32	1,000	1,027,680
Project Consolidation, 5.50%, 10/01/28	4,840	6,233,145
Project Consolidation, 5.50%, 10/01/27	250	320,047
County of Hudson New Jersey, COP, Refunding, (NPFGC), 6.25%, 12/01/16	1,000	1,054,180
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32 (b)	1,000	532,850
County Secured, County Services Building Project (AGM), 5.00%, 4/01/17 (a)	1,000	1,063,130

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB (continued):
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	$3,000	$3,312,510
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	5,000	5,502,650
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	500	501,880
County of Monmouth New Jersey Improvement Authority, RB, Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,021
5.38%, 12/01/18	5	5,021
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.25%, 12/01/15	5	5,020
5.00%, 12/01/17	5	5,015
5.00%, 12/01/18	5	5,014
5.00%, 12/01/19	5	5,013
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/21 (a)	75	85,147
4.00%, 3/01/21 (a)	70	79,470
4.00%, 3/01/21 (a)	80	90,823
4.00%, 3/01/29	3,575	3,793,468
4.00%, 3/01/30	3,580	3,782,341
4.00%, 3/01/31	4,045	4,259,304
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	650	708,500
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	7,570	8,368,635
Edgewater Borough Board of Education, GO, Refunding, (AGM):
4.25%, 3/01/34	1,535	1,646,656
4.25%, 3/01/35	1,600	1,716,384
4.30%, 3/01/36	1,670	1,795,033

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
Morristown Parking Authority, RB, (NPFGC):
5.00%, 8/01/30	$1,830	$1,945,693
5.00%, 8/01/33	3,000	3,182,790
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC) (c):
5.50%, 3/01/21	7,430	9,015,413
5.50%, 3/01/22	4,200	5,190,024
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,720	1,730,733
Township of Irvington New Jersey, GO, Refunding Series A (AGM), 5.00%, 7/15/33	1,700	1,896,656

		96,527,787
Education — 33.7%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University:
5.00%, 7/01/44	1,985	2,154,380
General Capital Improvement Projects, Series A, 5.00%, 7/01/31	1,950	2,205,197
General Capital Improvement Projects, Series A, 5.00%, 7/01/32	1,775	1,996,378
General Capital Improvement Projects, Series A, 5.00%, 7/01/33	2,250	2,520,810
General Capital Improvement Projects, Series A, 5.00%, 7/01/34	1,200	1,340,256
New Jersey EDA, LRB, Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	3,065	3,511,417
New Jersey EDA, RB, Rowan Properties LLC, Series A:
5.00%, 1/01/35	2,000	2,115,920
5.00%, 1/01/48	2,000	2,077,220

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/33	$6,370	$6,552,883
Montclair State University, Series A (AMBAC), 5.00%, 7/01/16 (a)	2,880	2,969,654
Richard Stockton College, Series F (NPFGC), 5.00%, 7/01/31	2,625	2,691,623
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D, 5.00%, 7/01/18 (a)	3,285	3,644,018
College of New Jersey, Series D, 5.00%, 7/01/35	10,260	11,152,415
Montclair State University, Series A, 5.00%, 7/01/39	15,555	17,200,252
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	6,540	6,648,237
Montclaire State University, Series A, 5.00%, 7/01/44	3,540	3,895,027
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	4,000	4,480,200
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	2,500	2,535,325
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,820,681
Seton Hall University, Series D, 5.00%, 7/01/38	500	548,280
Seton Hall University, Series D, 5.00%, 7/01/43	600	654,990
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,934,372
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	2,400	2,520,840
William Paterson University, Series C (AGC), 5.00%, 7/01/28	250	271,583
William Paterson University, Series C (AGC), 4.75%, 7/01/34	5,115	5,504,405
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/28	1,500	1,525,860
4.50%, 12/01/28	4,550	4,797,156

2	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT (continued):
4.00%, 12/01/29	$1,000	$1,018,470
4.00%, 12/01/29	5,715	5,753,062
4.50%, 12/01/29	5,700	6,021,822
4.63%, 12/01/30	5,555	5,856,636
4.00%, 12/01/31	1,625	1,631,646
4.25%, 12/01/32	2,050	2,069,844
4.13%, 12/01/35	1,000	1,002,650
4.50%, 12/01/36	1,805	1,849,204
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	1,500	1,671,165
5.50%, 12/01/26	1,800	1,990,800
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/42	6,945	7,611,442
5.00%, 7/01/45	7,500	8,203,125
Rutgers — The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	1,565	1,809,140
5.00%, 5/01/43	10,000	11,135,700

		158,894,085
Health — 15.8%
County of Camden New Jersey Improvement Authority, Refunding RB, The Cooper Health Systen, Series A, 5.00%, 2/15/33	2,000	2,142,760
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,405	1,485,029
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	6,950	7,345,872
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	4,685	4,951,858
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	7,105	8,150,998

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued):
Virtua Health, Series A (AGC), 5.50%, 7/01/38	$4,035	$4,446,328
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 7/01/31	4,055	4,740,903
AHS Hospital Corp., 6.00%, 7/01/41	4,180	4,936,580
Catholic Health East Issue, 5.00%, 11/15/33	1,925	2,144,142
Hackensack University Medical (AGC), 5.13%, 1/01/27	1,500	1,593,390
Hackensack University Medical (AGM), 4.63%, 1/01/30	7,795	8,200,106
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,148,380
Meridian Health System Obligated Group, 5.00%, 7/01/26	3,720	4,246,231
St. Barnabas Health Care System, Series A, 5.00%, 7/01/24	3,640	4,116,076
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	4,450	5,137,391
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	4,860	5,550,266
Virtua Health, 5.00%, 7/01/28	3,000	3,418,920
Virtua Health, 5.00%, 7/01/29	715	811,246

		74,566,476
Housing — 6.9%
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	6,770	7,187,777
M/F Housing, Series A, 4.55%, 11/01/43	5,000	5,132,050

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB (continued):
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	$1,335	$1,337,203
S/F Housing, Series AA, 6.50%, 10/01/38	445	461,429
S/F Housing, Series B, 4.50%, 10/01/30	9,455	9,961,504
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	3,470	3,585,343
M/F Housing, Series 2, 4.75%, 11/01/46	4,220	4,339,342
S/F Housing, Series T, 4.70%, 10/01/37	745	751,794

		32,756,442
State — 25.7%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/23 (b)	15,725	13,017,469
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,825,100
5.25%, 11/01/21	7,705	9,097,910
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/25 (b)	10,000	7,688,500
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (b)	2,325	2,022,401
Liberty State Park Project, Series C, 5.00%, 3/01/22	2,670	2,680,573
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%,0 7/01/24	1,785	2,060,800
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	5,000	5,794,700
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	8,707,125
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	18,105	18,338,736

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB (continued):
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	$3,960	$4,573,760
School Facilities Construction (AGC), 6.00%, 12/15/34	40	45,390
School Facilities Construction, Series KK, 5.00%, 3/01/38	325	331,003
School Facilities Construction, Series U, 5.00%, 9/01/17 (a)	2,810	3,030,726
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/17 (a)	1,070	1,154,049
School Facilities Construction, Series Y, 5.00%, 9/01/18 (a)	3,000	3,342,390
Series WW, 5.25%, 6/15/33	380	399,015
Series WW, 5.00%, 6/15/34	5,500	5,660,600
Series WW, 5.00%, 6/15/36	3,115	3,191,380
Series WW, 5.25%, 6/15/40	8,375	8,727,839
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	1,250	1,331,325
Cigarette Tax, 5.00%, 6/15/28	2,430	2,553,298
Cigarette Tax, 5.00%, 6/15/29	3,195	3,343,216
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,126,510
School Facilities Construction, Series NN, 5.00%, 3/01/29	5,000	5,192,400
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	1,580	1,660,659

		120,896,874
Transportation — 25.5%
Delaware River Port Authority, RB:
5.00%, 1/01/29	2,000	2,303,480
5.00%, 1/01/37	8,830	9,896,840
Series D, 5.05%, 1/01/35	1,430	1,593,292
Series D (AGM), 5.00%, 1/01/40	5,200	5,787,860

4	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT:
Private Activity Bond, 5.13%, 1/01/34	$2,290	$2,484,513
5.38%, 1/01/43	7,730	8,242,035
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35	10,620	11,077,616
Series E, 5.00%, 1/01/45 (d)	8,000	8,834,000
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/29	4,000	4,919,040
Series A (AGM), 5.25%, 1/01/30	4,000	4,938,440
Series A (BHAC), 5.25%, 1/01/29	500	619,780
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36 (b)	7,210	2,250,385
CAB, Transportation System, Series A, 0.00%, 12/15/35 (b)	6,000	1,981,200
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (b)	8,800	3,816,912
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (b)	4,160	1,374,672
Transportation Program, Series AA, 5.00%, 6/15/33	3,000	3,072,870
Transportation Program, Series AA, 5.25%, 6/15/33	5,690	5,981,328
Transportation Program, Series AA, 5.00%, 6/15/38	2,340	2,382,541
Transportation System, Series A, 6.00%, 6/15/35	6,365	7,027,215
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,780	3,156,634
Transportation System, Series A (NPFGC), 5.75%, 6/15/24	1,205	1,375,845
Transportation System, Series B, 5.25%, 6/15/36	2,500	2,592,125

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series D, 5.00%, 6/15/32	$3,300	$3,404,742
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,220,570
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,008,820
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	4,000	4,636,680
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	4,005	4,454,601
Consolidated, 152nd Series, 5.75%, 11/01/30	7,175	7,933,828

		120,367,864
Utilities — 5.0%
County of Essex New Jersey Utilities Authority, Refunding RB (AGC), 4.13%, 4/01/22	2,000	2,150,620
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (c)	6,045	7,128,083
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (b):
0.00%, 9/01/26	4,100	2,889,065
0.00%, 9/01/28	6,600	4,243,866
0.00%, 9/01/29	9,650	5,890,167
0.00%, 9/01/33	2,350	1,213,493

		23,515,294
Total Municipal Bonds in New Jersey		640,647,075

Puerto Rico — 1.3%
Health — 1.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A:
6.50%, 11/15/20	1,750	1,788,990

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Health (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A (continued):
6.13%, 11/15/30	$4,220	$4,323,601
Total Municipal Bonds in Puerto Rico		6,112,591

U.S. Virgin Islands — 1.1%
State — 1.1%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/39	4,735	5,028,712

Guam — 0.2%
State — 0.2%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.25%, 1/01/36	425	465,681
Series B-1, 5.00%, 1/01/37	550	592,234
Total Municipal Bonds in Guam		1,057,915
Total Municipal Bonds — 138.5%		652,846,293

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New Jersey — 20.6%
County/City/Special District/School District — 4.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	17,300	18,857,000
Education — 1.2%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	4,993	5,554,157
State — 4.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	15,536,000

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (f)	$6,698	$6,955,913

		22,491,913
Transportation — 10.6%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (f)	9,300	10,274,268
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	2,661	2,758,655
Port Authority of New York & New Jersey, ARB, Consolidated, 163rd Series, AMT, 5.00%, 7/15/39	15,545	17,591,140
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	10,000	10,845,000
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	7,827	8,484,705

		49,953,768
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.6%		96,856,838
Total Long-Term Investments (Cost — $699,491,113) — 159.1%		749,703,131

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.01% (g)(h)	8,668,174	8,668,174
Total Short-Term Securities (Cost — $8,668,174) — 1.8%		8,668,174
Total Investments (Cost — $708,159,287*) — 160.9%		758,371,305
Other Assets Less Liabilities — 0.6%		2,909,530
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.2)%		(52,771,741)
VRDP Shares, at Liquidation Value — (50.3)%		(237,100,000)

Net Assets Applicable to Common Shares — 100.0%		$471,409,094

6	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$656,230,670

Gross unrealized appreciation	$53,040,883
Gross unrealized depreciation	(3,643,828)

Net unrealized appreciation	$49,397,055

Notes to Schedule of Investments
(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire on June 15, 2019 to September 1, 2020 is $13,907,845.

(g)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BIF New Jersey Municipal Money Fund	11,186,598	(2,518,424)	8,668,174	$131

(h)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	BHAC	Berkshire Hathaway Assurance Corp.	LRB	Lease Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	CAB	Capital Appreciation Bonds	M/F	Multi-Family
AMBAC	American Municipal Bond Assurance Corp.	COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	EDA	Economic Development Authority	RB	Revenue Bonds
ARB	Airport Revenue Bonds	GO	General Obligation Bonds	S/F	Single-Family

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(61)	10-Year U.S. Treasury Note	December 2015	$7,788,937	$107,519
(22)	Long U.S. Treasury Bond	December 2015	$3,441,625	74,603
(3)	U.S. Ultra Bond	December 2015	$479,250	10,215
(31)	5-Year U.S. Treasury Note	December 2015	$3,712,977	42,611
Total				$234,948

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$749,703,131	—	$749,703,131
Short-Term Securities	$8,668,174	—	—	8,668,174

Total	$8,668,174	$749,703,131	—	$758,371,305

[1] See above Schedule of Investments for values in each sector.

8	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest Rate Contracts	$234,948	—	—	$234,948
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$198,000	—	—	$198,000
Liabilities:
Bank overdraft	—	$(27)	—	(27)
TOB Trust Certificates	—	(52,743,580)	—	(52,743,580)
VRDP Shares	—	(237,100,000)	—	(237,100,000)

Total	$198,000	$(289,843,607)	—	$(289,645,607)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2015	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date:	December 22, 2015